Additional Information - Condensed Financial Statements of The Parent Company - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ (14,129)	$ (13,611)	$ (52,380)
Net cash (used in) provided by investing activities	(38,049)	56,643	(144,062)
Net cash used in financing activities	45,994	(52,368)	(41,150)
Net (decrease) increase in cash and cash equivalents	(6,346)	(10,141)	(238,510)
Cash, cash equivalents and restricted cash at beginning of year	37,173	45,826	285,824
Cash, cash equivalents and restricted cash at end of year	30,827	37,173	45,826
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	8,312	4,874	414
Net cash (used in) provided by investing activities	3,576	36,017	(81,866)
Net cash used in financing activities	(10,204)	(63,277)	(39,039)
Net (decrease) increase in cash and cash equivalents	1,684	(22,386)	(120,491)
Cash, cash equivalents and restricted cash at beginning of year	5,391	27,777	148,268
Cash, cash equivalents and restricted cash at end of year	$ 7,075	$ 5,391	$ 27,777